SHARE CAPITAL (Details) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Nov. 29, 2018 USD ($) $ / shares shares	Nov. 27, 2017 shares	Dec. 12, 2016 USD ($) tranche shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Payment of rights to the Saramacca property						$ (1,200,000)	$ (100,000)
Other liabilities						13,100,000	200,000
Common shares						2,680,100,000	2,677,800,000
Amortization of gains related to flow-through common shares						0	3,600,000
Payments for exploration and evaluation expenses						42,500,000	13,400,000
Contingently Issuable Shares to the Government of Suriname
Disclosure of classes of share capital [line items]
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares	$ 3.11
Payment of rights to the Saramacca property	$ 3,200,000
Number of shares authorised | shares	1,042	3,125
Number of shares issued | shares		1,042
Value of shares issued during the period							5,900,000
Shares issued, closing price measurement period	20 days
Exploration and evaluation assets
Disclosure of classes of share capital [line items]
Payments for exploration and evaluation expenses			$ 10,000,000
Contingently issuable consideration for purchase of exploration and evaluation rights (in shares) | shares			3,125
Number of tranches for delivery of contingently issuable consideration | tranche			3
Contingently issuable consideration, tranche intervals			12 months
Measurement period for upward adjustment of purchase price			24 months
Maximum upward adjustment to purchase price			$ 10,000,000
Agreement termination notification period			60 days
Flow-through shares issued to fund expenditures on Westwood Mine, March 2017
Disclosure of classes of share capital [line items]
Common shares				$ 13,400,000
Unspent portion						$ 0	$ 0
Common shares
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares						0	3,400
Common shares | Flow-through shares issued to fund expenditures on Westwood Mine, March 2017
Disclosure of classes of share capital [line items]
Issuance of flow-through common shares (in shares) | shares				3,400	3,400
Shares issued during period, price per share (in CAD and dollars per share) | $ / shares					$ 5.91
Payment of rights to the Saramacca property				$ 15,100,000	$ 20.0
Other liabilities				$ 1,700,000